Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 57,450	$ 1,199,533
Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	216,846	269,000
Monetary Financial Liabilities	(211,779)	(267,854)
Derivatives	0	30
Net Position	5,067	1,176
US Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	212,122	265,631
Monetary Financial Liabilities	(210,940)	(267,422)
Derivatives		30
Net Position	1,182	(1,761)
Euro [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	4,401	3,105
Monetary Financial Liabilities	(802)	(399)
Net Position	3,599	2,706
Canadian Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	134	116
Monetary Financial Liabilities	(4)	(5)
Net Position	130	111
Real [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	34	1
Net Position	34	1
Swiss franc [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	52	44
Monetary Financial Liabilities	(30)	(23)
Net Position	22	21
Others [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	103	103
Monetary Financial Liabilities	(3)	(5)
Net Position	$ 100	$ 98